OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll and related taxes	$ 16,464	$ 13,140
Provision for vacation	4,862	3,560
Accrued expenses and other	3,691	0
Related parties - current account	3,286	19,425
OtherLiabilitiesCurrent	$ 28,303	$ 36,125